UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01545
Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of September 30, 2004 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At September 30, 2004, the Fund owned approximately 76.8% of Capital Growth Portfolio’s outstanding interests, approximately 65.8% of Investment Grade Income Portfolio’s outstanding interests and approximately 7.5% of Large-Cap Value Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at September 30, 2004 is set forth below.

Investment	Value	% of Fund’s Net Assets

Capital Growth Portfolio (identified cost, $53,842,582)	$64,783,212	33.0%
Investment Grade Income Portfolio (identified cost, $59,132,179)	$61,372,433	31.3%
Large-Cap Value Portfolio (identified cost, $66,743,467)	$70,176,708	35.8%

Total Investments – 100.1% (identified cost, $179,718,228)	$196,332,353	100.1%

Other Assets, Less Liabilities	$(213,333)	(0.1)%

Net Assets-100%	$196,119,020	100.0%

Eaton Vance Emerging Markets Fund  as of September 30, 2004 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $43,948,886 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.7%

Security	Shares	Value
Airlines — 0.6%
Grupo Aeroportuario del Sureste S.A. de C.V. ADR	11,900	$262,990
		$262,990

Automotive — 4.8%
Hyundai Mobis	19,050	960,102
Tata Motors Ltd. ADR (1)	130,132	1,167,284
		$2,127,386

Banks and Money Services — 19.8%
Bank Mandiri	7,133,500	1,131,303
Grupo Financiero Banorte DA de CV	212,550	1,000,071
Hansabank Ltd.	164,000	1,463,137
Kookmin Bank (1)	23,290	738,022
Public Bank Berhad	448,100	836,613
Standard Bank Group Ltd.	212,335	1,669,496
Taishin Financial Holdings Co. Ltd.	1,176,251	948,943
Turkiye IS Bankasi	256,887,000	938,478
		$8,726,063

Cement — 2.7%
Siam Cement, Public Company Ltd.	186,000	1,194,351
		$1,194,351

Chemicals — 5.1%
Nan Ya Plastics Corp.	598,900	872,543
Reliance Industries Ltd. GDR (2)	58,150	1,358,965
		$2,231,508

1

Diversified Operations — 1.2%
Sime Darby Berhad	349,200	$528,656
		$528,656

Electric - Integrated — 2.0%
Malakoff Berhad	519,000	860,447
		$860,447

Engineering and Construction — 2.5%
Daelim Industrial Co.	25,700	1,103,690
		$1,103,690

Home Furnishings — 2.1%
Steinhoff International Holdings Ltd.	608,662	916,518
		$916,518

Insurance — 5.0%
China Insurance International Holdings Co., Ltd.	2,274,000	1,175,526
Samsung Fire & Marine Insurance Co., Ltd.	17,450	1,003,259
		$2,178,785

Leisure and Tourism — 1.8%
Genting Berhad	174,200	774,807
		$774,807

Mining — 3.4%
AngloGold Ashanti Ltd.	17,490	678,131
Gold Fields Ltd.	60,704	827,433
		$1,505,564

Office Automation and Equipment — 1.2%
Sindo Ricoh Co.	10,180	538,305
		$538,305

2

Oil and Gas - Equipment and Services — 2.9%
Lukoil Oil., ADR	10,326	$1,280,424
		$1,280,424

Oil Companies - Exploration & Production — 2.9%
CNOOC Ltd.	2,410,000	1,260,211
		$1,260,211

Oil Companies-Integrated — 5.0%
China Petroleum and Chemical Corp.	3,272,000	1,334,558
PTT Public Company Ltd.	208,000	863,633
		$2,198,191

Paper Products — 0.3%
Kimberly-Clark de Mexico S.A. de C.V.	53,300	156,125
		$156,125

Publishing — 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	585,140,000	1,059,121
		$1,059,121

Real Estate — 1.2%
Consorcio ARA S.A. de C.V. (1)	180,000	513,045
		$513,045

Retail — 2.0%
Wal-Mart de Mexico S.A.	254,700	863,333
		$863,333

Steel — 7.2%
Cia Siderurgica Nacional S.A. ADR	54,260	842,658
POSCO	8,240	1,228,416
Tenaris SA ADR	23,721	1,081,440
		$3,152,514

3

Telephone - Integrated — 10.3%
Chunghwa Telecom Co., Ltd.	724,000	$1,204,024
Mobile Telesystems ADR	11,625	1,685,509
Shin Corp., Public Company Ltd.	921,000	839,294
SK Telecom Co. Ltd. ADR	41,050	798,423
		$4,527,250

Tobacco — 3.3%
British American Tobacco Malaysia Berhad	28,700	349,309
Companhia Souza Cruz S.A.	102,123	1,106,600
		$1,455,909

Total Common Stocks (identified cost $29,398,195)		$39,415,193

Preferred Stocks — 4.5%

Security	Shares	Value
Automotive — 2.2%
Hyundia Motor Co., Ltd.	37,900	$979,089
		$979,089

Electric - Integrated — 2.3%
Cia Energetica de Minas Gerais	46,356,000	989,057
		$989,057

Total Preferred Stocks (identified cost $1,272,541)		$1,968,146

4

Investment Funds — 1.8%

Security	Shares	Value
Exchange Traded Funds — 1.8%
Novy Neft Ltd. (3)	47,861	$789,707
		$789,707

Total Investment Funds (identified cost $481,003)		$789,707

Warrants — 0.0%

Security	Shares	Value
Oil Companies - Exploration & Production — 0.0%
Teton Petroleum Co.	80,000	$0
Exercise price: $6, Expiration date: 4/1/05 (1) (3)		$0

Total Warrants (identified cost $0)		$0

Total Investments — 96.0% (identified cost $31,151,739)		$42,173,046

Other Assets, Less Liabilities — 4.0%		$1,776,001

Net Assets — 100.0%		$43,949,047

ADR	-	American Depositary Receipt

GDR	-	Global Depository Receipt.

(1)		Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $1,358,965 or 3.1% of the Portfolio’s net assets.

5

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	16.7%	$7,349,306
South Africa	9.3%	4,091,578
Hong Kong	8.6%	3,770,295
Malaysia	7.6%	3,349,832
Taiwan	6.9%	3,025,510
Russia	6.7%	2,965,933
Brazil	6.7%	2,938,315
Thailand	6.6%	2,897,278
Mexico	6.4%	2,795,564
Turkey	4.5%	1,997,599
Estonia	3.3%	1,463,137
India	3.1%	1,358,965
United States	2.7%	1,167,284
Indonesia	2.6%	1,131,303
Argentina	2.5%	1,081,440
Bermuda	1.8%	789,707

6

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$31,151,739
Gross unrealized appreciation	$11,409,928
Gross unrealized depreciation	(388,620)
Net unrealized appreciation	$11,021,307

Eaton Vance Greater India Fund  as of September 30, 2004
(Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2004, the value of the Fund’s investment in the Portfolio was $65,888,124 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.1%

Security	Shares	Value
India — 86.1%
Apparel — 1.4%
Arvind Mills Ltd.(1)	543,000	$943,167
		$943,167

Applications Software — 13.9%
Infosys Technologies Ltd.	53,001	1,951,893
KPIT Cummins Infosystems Ltd.	59,005	590,196
Patni Computer Systems Ltd.(1)	189,833	1,373,194
Satyam Computer Services	180,000	1,475,980
Sify Ltd. ADR(1)	84,658	478,318
Software Technology Group International Ltd.	317,737	1,267,938
Wipro Ltd.	153,700	1,993,133
		$9,130,652

Auto and Parts — 0.6%
Bharat Forge Ltd.	22,800	401,478
		$401,478

Banking and Finance — 2.5%
HDFC Bank Ltd.	185,700	1,635,923
		$1,635,923

Brewery — 0.4%
United Breweries Ltd.(1)	94,380	257,596
		$257,596

Chemicals — 6.4%
Hindustan Inks and Resins Ltd.	102,500	1,430,543
United Phosphorus Ltd.	201,200	2,799,960
		$4,230,503

Communications Software — 2.2%
Hughes Software Systems	118,000	1,478,108
		$1,478,108

1

Diversified Industry — 4.5%
Aban Loyd Chiles Offshore	111,600	$2,648,074
Sintex Industries Ltd.	68,520	312,958
		$2,961,032

Drugs — 11.9%
Dishman Pharmaceuticals & Chemicals Ltd.	175,190	1,994,691
Divi’s Laboratories Ltd.	87,644	2,603,313
Dr. Reddy’s Laboratories Ltd.	69,000	1,096,545
Ranbaxy Laboratories Ltd.	89,100	2,114,329
		$7,808,878

Energy — 11.0%
Bharat Petroleum Corp. Ltd.	134,000	1,023,061
Hindustan Petroleum Corp. Ltd.	225,600	1,550,853
Indian Oil Corporation	154,500	1,473,292
Oil and Natural Gas Corp. Ltd.	198,200	3,225,346
		$7,272,552

Engineering — 11.3%
ABB Ltd.	96,500	1,579,034
Engineers India Ltd.	62,000	388,721
Gammon India Ltd.	159,100	1,753,040
Larsen & Toubro Ltd.	126,670	2,353,171
Siemens India Ltd.	56,528	1,377,870
		$7,451,836

Foods — 1.7%
Balrampur Chini Mills Ltd.	131,808	1,110,482
		$1,110,482

Healthcare — Biotech — 0.5%
Transgene Biotek Ltd.(1)	240,000	323,217
		$323,217

Household Products — 2.5%
Hindustan Lever Ltd.	611,900	1,668,758
		$1,668,758

2

Information Services — 1.7%
Geodesic Information Systems Ltd.	112,796	$1,105,646
		$1,105,646

Miscellaneous — 0.2%
United Breweries Holdings Ltd.(1)	141,570	115,872
		$115,872

Petrochemical — 5.2%
Finolex Industries Ltd.	1,746,952	2,509,401
Reliance Industries Ltd.	83,200	938,071
		$3,447,472

Power Converters/Power Supply Equipment — 2.6%
Bharat Heavy Electricals Ltd.	137,500	1,716,272
		$1,716,272

Tobacco — 2.9%
ITC Ltd.	77,500	1,917,524
		$1,917,524

Utilities — 2.7%
Reliance Energy Ltd.	128,346	1,764,758
		$1,764,758

Total India
(identified cost $46,171,330)		$56,741,726

Total Common Stocks
(identified cost $46,171,330)		$56,741,726

Rights — 0.0%

Security	Shares	Value
India — 0.0%
Brewery — 0.0%
United Breweries Ltd.(1)(2)	113,256	$0
		$0

Total India (identified cost $0)		$0

3

Total Rights
(identified cost $0)	$0

Total Investments — 86.1%
(identified cost $46,171,330)	$56,741,726

Other Assets, Less Liabilities — 13.9%	$9,146,620

Net Assets — 100.0%	$65,888,346

ADR	-	American Depositary Receipt

(1)		Non-income producing security.
(2)		Priced by adviser.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Oil and Natural Gas Corp. Ltd.	Energy	4.9%	$3,225,346
United Phosphorus Ltd.	Chemicals	4.2	2,799,960
Aban Loyd Chiles Offshore	Diversified Industry	4.0	2,648,074
Divi’s Laboratories Ltd.	Drugs	4.0	2,603,313
Finolex Industries Ltd.	Petrochemical	3.8	2,509,401
Larsen & Toubro Ltd.	Engineering	3.6	2,353,171
Ranbaxy Laboratories Ltd.	Drugs	3.2	2,114,329
Dishman Pharmaceuticals & Chemicals Ltd.	Drugs	3.0	1,994,691
Wipro Ltd.	Applications Software	3.0	1,993,133
Infosys Technologies Ltd.	Applications Software	3.0	1,951,893

Industry concentration — Below are the

top ten industry sectors represented in the

Portfolio of Investments

Company	Percentage of Net Assets	Value
Applications Software	13.9%	$9,130,652
Drugs	11.9	7,808,878
Engineering	11.3	7,451,836
Energy	11.0	7,272,552
Chemicals	6.4	4,230,503
Petrochemical	5.2	3,447,472
Diversified Industry	4.5	2,961,032
Tobacco	2.9	1,917,524
Utilities	2.7	1,764,758
Power Converters/Power Supply Equipment	2.6	1,716,272

4

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, are as follows:

Aggregate cost	$46,171,330
Gross unrealized appreciation	$12,177,837
Gross unrealized depreciation	(1,607,441)
Net unrealized appreciation	$10,570,396

5

Eaton Vance Institutional Short Term Income Fund	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
AMXCA 2003-1-A, 1.87%, 9/15/10	$1,000	$1,002,911
BOIT 2003-B1, 2.13%, 12/15/10	1,000	1,005,432
CARAT 2003-3 A1A, 1.77%, 1/16/06	1,174	1,173,400
CCCIT 2003-A4 Class A4, 1.98%, 3/20/09	2,100	2,104,885
CHAMT 2002-8 A, 1.82%, 3/17/08	1,000	1,001,268
CHAMT 2004-1 B, 1.96%, 5/15/09	1,000	1,000,591
FORDO 2002-B-A3B, 1.82%, 12/15/05	206	206,530
MBNAS, Series 2003-A3 Class A3, 1.88%, 8/16/10	2,100	2,106,944

Total Asset Backed Securities
(identified cost, $9,585,822)		$9,601,961

Auction-Rate Securities — 9.6%

Security	Shares	Value
Calamos Convertible Opportunities and Income Fund, 1.90% (1)	55	$1,375,000
Cohen and Steers Advantage Income Realty Fund, Inc., Series F28, 1.85% (1)	52	1,300,000
Cohen and Steers Advantage Income Realty Fund, Inc., Series M, 1.85% (1)	55	1,375,000
Cohen and Steers Premium Income Realty Fund, Inc., 1.90% (1)	55	1,375,000
Cohen and Steers Quality Income Realty Fund, Inc., 1.90% (1)	40	1,000,000
Cohen and Steers REIT and Preferred Income Fund, Inc., 1.90% (1)	132	3,300,000
F&C/Claymore Preferred Securities Income Fund, Inc., 1.79% (1)	112	2,800,000
F&C/Claymore Total Return Fund, Inc., 1.83% (1)	60	1,500,000
ING Clarion Real Estate Income Fund, 1.98% (1)	76	1,900,000
ING Prime Rate Trust, 1.95% (1)	32	800,000
TS&W/Claymore Tax-Advantaged Balanced Fund, 1.90% (1)	50	1,250,000
Van Kampen American Capital High Income Trust II, 1.69% (1)	25	625,000

Total Auction-Rate Securities
(at amortized cost, $18,600,061)		$18,600,000

1

Commercial Paper — 35.4%

Security	Principal Amount (000’s omitted)	Value
American General Finance Corp., 1.76%, 10/26/04	$3,500	$3,495,722
American Honda Finance Corp., 1.55%, 10/13/04	3,500	3,498,191
Barton Capital Corp., 1.58%, 10/6/04 (2)	2,800	2,799,386
CAFCO, LLC, 1.61%, 10/15/04 (2)	2,860	2,858,210
CIESCO, LLC, 1.55%, 10/8/04	2,700	2,699,186
CIESCO, LLC, 1.76%, 10/27/04	3,100	3,096,060
Cortez Capital Corp., 1.68%, 10/13/04 (2)	3,900	3,897,816
CRC Funding, LLC, 1.64%, 10/22/04 (2)	1,819	1,817,260
CXC, LLC, 1.72%, 11/16/04 (2)	3,488	3,480,334
General Electric Capital Corp., 1.55%, 10/5/04	7,000	6,998,795
Household Finance Corp., 1.78%, 11/12/04	5,695	5,683,173
Kittyhawk Funding Corp., 1.60%, 10/18/04 (2)	5,000	4,996,222
Mid-States Corp. Federal Credit Union, 1.78%, 10/25/04	5,000	4,994,067
Old Line Funding Corp., 1.58%, 10/4/04 (2)	2,800	2,799,631
Prudential Financial, LLC, 1.80%, 10/27/04 (2)	2,000	1,997,400
Prudential Funding, LLC, 1.69%, 10/8/04	2,000	1,999,343
Ranger Funding Co., LLC, 1.78%, 10/25/04 (2)	3,800	3,795,491
Toyota Motor Credit, 1.54%, 10/4/04	5,000	4,999,358
Yorktown Capital, LLC, 1.59%, 10/15/04 (2)	2,800	2,798,269

Total Commercial Paper
(at amortized cost, $68,703,913)		$68,703,914

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value

FleetBoston Financial Corp., 7.125%, 4/15/06	$1,000	$1,064,650
General Motors Acceptance Corp., 2.595%, 5/18/06	2,000	2,005,484
Washington Gas Light Co., 7.45%, 6/20/05	1,000	1,037,955

Total Corporate Bonds
(identified cost $4,105,223)		$4,108,089

Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
FHLMC, PAC CMO, Series 2335-VA, 6.50%, 4/15/12	$1,803	$1,830,485

Total Mortgage-Backed Securities
(identified cost, $1,823,982)		$1,830,485

2

Preferred Stocks — 0.2%

Security	Shares	Value

Trans-Canada Pipelines, 8.25%	18,000	$465,300

Total Preferred Stocks
(identified cost $457,290)		$465,300

Tax-Exempt Investments — 8.5%

Security	Principal Amount (000’s omitted)	Value
Colorado Educational and Cultural Facility, 1.70%, 7/1/33	$3,900	$3,900,000
Connecticut, 1.80%, 5/1/12	3,800	3,800,000
County of San Diego, CA, 1.78%, 8/15/30	3,500	3,500,000
Nebraska Public Power District, 1.70%, 1/1/14	1,400	1,400,000
Northern Municipal Power Agency MN Electric, 1.65%, 1/1/21	3,800	3,800,000

Total Tax-Exempt Investments
(identified cost, $16,400,000)		$16,400,000

U.S. Government Agency Obligations — 15.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank, 5.90%, 12/17/08	$1,000	$1,008,504
Federal Home Loan Bank, 2.00%, 11/17/06	1,000	1,000,404
Federal Home Loan Bank, 2.22%, 9/29/06	1,000	1,000,705
Federal Home Loan Bank, 4.20%, 11/5/08	2,000	2,003,988
Federal Home Loan Bank, 4.47%, 11/15/06	1,000	1,002,731
Federal Home Loan Bank, 4.875%, 6/16/09	2,700	2,714,561
FHLMC, 2.75%, 12/22/08	4,000	4,005,624
FHLMC Discount Notes, 1.64%, 11/4/04	3,465	3,459,633
FNMA, 2.12%, 2/17/06	1,000	999,757
FNMA, 2.625%, 10/23/06	1,000	987,633
FNMA Discount Notes, 1.515%, 10/13/04	3,000	2,998,485
FNMA Discount Notes, 1.61%, 10/27/04	4,508	4,502,758
FNMA Discount Notes, 1.76%, 11/5/04	4,733	4,724,902

Total U.S. Government Agency Obligations
(identified cost, $30,421,638)		$30,409,685

3

Repurchase Agreements — 24.3%

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Dean Whitter Repurchase Agreement, dated 9/30/04, due 10/1/04, with a maturity value of $47,240,493, and an effective yield of 1.90%, collaterized by U.S. Treasury Obligations with rates ranging from 0.00% to 10.00%, with maturity dates ranging from 10/6/04 to 8/25/09 and with an aggregate market value of $48,185,483	$47,238	$47,238,000

Total Repurchase Agreements
(identified cost $47,238,000)		$47,238,000

Total Investments — 101.7%
(identified cost $197,335,929)		$197,357,434

Other Assets, Less Liabilities — (1.7)%		$(3,288,121)

Net Assets — 100.0%		$194,069,313

AMXCA	-	American Express Credit Account Master Trust
BOIT	-	Bank One Issuance Trust
CARAT	-	Capital Auto Receivables Asset Trust
CCCIT	-	Citibank Credit Card Issuance Trust
CHAMT	-	Chase Credit Card Master Trust
FORDO	-	Ford Credit Auto Owner Trust
MBNAS	-	MBNA Credit Card Master Note Trust

(1)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

4

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$197,335,929
Gross unrealized appreciation	$41,671
Gross unrealized depreciation	(20,166)
Net unrealized appreciation	$21,505

5

Eaton Vance Institutional Short Term Treasury Fund	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Obligations — 99.2%

Security	Principal Amount (000’s omitted)	Value
US Treasury Bill, 0.00%, 12/16/04	$10,000	$9,966,500

Total U.S. Government Obligations
(identified cost, $9,965,589)		$9,966,500

Total Investments — 99.2%
(identified cost $9,965,589)		$9,966,500

Other Assets, Less Liabilities — 0.8%		$78,876

Net Assets — 100.0%		$10,045,376

1

The Fund did not have any open financial instruments at September 30, 2004

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$9,965,589
Gross unrealized appreciation	$911
Gross unrealized depreciation	—
Net unrealized appreciation	$911

2

Eaton Vance Large-Cap Value Fund as of September 30, 2004 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $841,150,054, and the Fund owned approximately 90.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	100,000	$10,210,000
Northrop Grumman Corp.	300,000	15,999,000
		$26,209,000

Agricultural Equipment — 0.9%
Deere & Co.	125,000	8,068,750
		$8,068,750

Auto and Parts — 0.9%
BorgWarner, Inc.	200,000	8,658,000
		$8,658,000

Banks — 9.1%
Bank of America Corp.	460,000	19,931,800
Marshall and Ilsley Corp.	150,000	6,045,000
National City Corp.	350,000	13,517,000
U.S. Bancorp	250,000	7,225,000
UnionBanCal Corp.	100,000	5,921,000
Wachovia Corp.	375,000	17,606,250
Wells Fargo & Co.	250,000	14,907,500
		$85,153,550

Beverages — 0.5%
Anheuser-Busch Cos., Inc.	100,000	4,995,000
		$4,995,000

Building and Construction — 2.5%
D.R. Horton, Inc.	400,000	13,244,000
Masco Corp.	300,000	10,359,000
		$23,603,000

Chemicals — 1.0%
Air Products and Chemicals, Inc.	175,000	9,516,500
		$9,516,500

Communications Services — 4.3%
BellSouth Corp.	300,000	8,136,000
SBC Communications, Inc.	550,000	14,272,500

1

Verizon Communications, Inc.	450,000	17,721,000
		$40,129,500

Computers and Business Equipment — 3.5%
Applied Materials, Inc. (1)	350,000	5,771,500
Diebold, Inc.	100,000	4,670,000
Hewlett-Packard Co.	100,000	1,875,000
International Business Machines Corp.	175,000	15,004,500
NCR Corp. (1)	100,000	4,959,000
		$32,280,000

Consumer Non-Durables — 1.0%
Kimberly-Clark Corp.	150,000	9,688,500
		$9,688,500

Consumer Products - Miscellaneous — 1.5%
Altria Group, Inc.	300,000	14,112,000
		$14,112,000

Diversified Manufacturing and Services — 3.7%
Cooper Industries Ltd., Class A (2)	175,000	10,325,000
Eaton Corp.	150,000	9,511,500
Tyco International Ltd. (2)	475,000	14,563,500
		$34,400,000

Electric Utilities — 5.3%
Edison International	350,000	9,278,500
Entergy Corp.	200,000	12,122,000
Exelon Corp.	450,000	16,510,500
FirstEnergy Corp.	275,000	11,297,000
		$49,208,000

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc. (1)	250,000	5,392,500
		$5,392,500

Energy Transportation and Storage — 0.5%
Kinder Morgan, Inc.	75,000	4,711,500
		$4,711,500

Financial Services — 12.8%
Citigroup, Inc.	400,000	17,648,000
Countrywide Financial Corp.	500,000	19,695,000
Federal Home Loan Mortgage Corp.	225,000	14,679,000

2

Franklin Resources, Inc.	125,000	6,970,000
Goldman Sachs Group, Inc.	200,000	18,648,000
JPMorgan Chase & Co.	450,000	17,878,500
Lehman Brothers Holdings, Inc.	50,000	3,986,000
MBNA Corp.	200,000	5,040,000
Merrill Lynch & Co., Inc.	300,000	14,916,000
		$119,460,500

Foods — 2.2%
Nestle SA (2)	50,000	11,477,096
Sara Lee Corp.	400,000	9,144,000
		$20,621,096

Insurance — 6.1%
Allstate Corp. (The)	325,000	15,596,750
American International Group, Inc.	150,000	10,198,500
MetLife, Inc.	475,000	18,358,750
XL Capital Ltd. - Class A	175,000	12,948,250
		$57,102,250

Machinery — 1.3%
Caterpillar, Inc.	150,000	12,067,500
		$12,067,500

Media — 2.4%
Time Warner, Inc. (1)	800,000	12,912,000
Viacom, Inc., Class B	275,000	9,229,000
		$22,141,000

Metals - Industrial — 3.4%
Alcoa, Inc.	300,000	10,077,000
Inco, Ltd. (1)(2)	250,000	9,762,500
Phelps Dodge Corp.	125,000	11,503,750
		$31,343,250

Oil and Gas - Equipment and Services — 1.3%
Transocean Sedco Forex, Inc. (1)	350,000	12,523,000
		$12,523,000

Oil and Gas - Exploration and Production — 2.7%
Apache Corp.	250,000	12,527,500
Burlington Resources, Inc.	300,000	12,240,000
		$24,767,500

3

Oil and Gas - Integrated — 9.7%
ChevronTexaco Corp.	400,000	21,456,000
ConocoPhillips	250,000	20,712,500
Exxon Mobil Corp.	400,000	19,332,000
Marathon Oil Corp.	200,000	8,256,000
Occidental Petroleum Corp.	375,000	20,973,750
		$90,730,250

Paper and Forest Products — 1.8%
Weyerhaeuser Co.	250,000	16,620,000
		$16,620,000

Pharmaceutical Benefits Manager — 1.2%
Medco Health Solutions, Inc. (1)	350,000	10,815,000
		$10,815,000

Pharmaceuticals — 3.5%
Pfizer, Inc.	575,000	17,595,000
Wyeth	400,000	14,960,000
		$32,555,000

Publishing — 1.0%
Gannett Co., Inc.	75,000	6,282,000
Tribune Co.	75,000	3,086,250
		$9,368,250

REITS — 2.7%
AMB Property Corp.	150,000	5,553,000
AvalonBay Communities, Inc.	150,000	9,033,000
General Growth Properties, Inc.	350,000	10,850,000
		$25,436,000

Retail - Restaurants — 1.4%
McDonald’s Corp.	450,000	12,613,500
		$12,613,500

Retail - Specialty and Apparel — 3.9%
CVS Corp.	200,000	8,426,000
Home Depot, Inc. (The)	300,000	11,760,000
J.C. Penney Company, Inc.	450,000	15,876,000
		$36,062,000

Savings & Loans — 0.7%
Washington Mutual, Inc.	175,000	6,839,000
		$6,839,000

4

Transport - Services — 0.9%
FedEx Corp.	100,000	8,569,000
		$8,569,000

Transportation — 1.1%
Burlington Northern Santa Fe Corp.	275,000	10,535,250
		$10,535,250

Total Common Stocks (identified cost $786,507,684)		$916,295,146

Short-Term Investments — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$17,485	$17,485,000

Total Short-Term Investments (at amortized cost, $17,485,000)		$17,485,000

Total Investments — 100.1% (identified cost $803,992,684)		$933,780,146

Other Assets, Less Liabilities — (0.1)%		$(1,195,134)

Net Assets — 100.0%		$932,585,012

(1)           Non-income producing security.

(2)           Foreign security.

5

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$803,992,684
Gross unrealized appreciation	$134,796,029
Gross unrealized depreciation	(5,008,567)
Net unrealized appreciation	$129,787,462

6

Eaton Vance Large-Cap Core Fund as of September 30, 2004 (Unaudited)

Eaton Vance Large-Cap Core Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2004, the value of the Fund’s investment in the Portfolio was $28,164,197 and the Fund owned approximately 99.6% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Core Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	3,550	$362,455
Northrop Grumman Corp.	5,100	271,983
		$634,438

Air Freight & Logistics — 1.0%
FedEx Corp.	3,170	271,637
		$271,637

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	6,800	339,660
PepsiCo, Inc.	5,550	270,007
		$609,667

Biotechnology — 2.9%
Amgen, Inc.(1)	7,500	425,100
Genzyme Corp.(1)	7,100	386,311
		$811,411

Capital Markets — 4.5%
Franklin Resources, Inc.	5,700	317,832
Goldman Sachs Group, Inc.	5,400	503,496
Merrill Lynch & Co., Inc.	9,300	462,396
		$1,283,724

Commercial Banks — 6.4%
Anglo Irish Bank Corp. PLC(2)	12,000	219,834
Bank of America Corp.	11,862	513,980
TCF Financial Corp.	8,200	248,378
Wachovia Corp.	8,400	394,380
Wells Fargo & Co.	7,350	438,280
		$1,814,852

Communications Equipment — 5.4%
3Com Corp.(1)	47,000	198,340
Avaya, Inc.(1)	21,500	299,710
Cisco Systems, Inc.(1)	19,100	345,710
Corning, Inc.(1)	28,700	317,996
Research in Motion Ltd. (1) (2)	4,900	374,066
		$1,535,822

1

Computers & Peripherals — 0.8%
International Business Machines Corp.	2,600	$222,924
		$222,924

Diversified Financial Services — 4.1%
Citigroup, Inc.	8,600	379,432
JPMorgan Chase & Co.	8,200	325,786
Moody’s Corp.	6,000	439,500
		$1,144,718

Electrical Equipment — 2.1%
Emerson Electric Co.	9,700	600,333
		$600,333

Electronic Equipment & Instruments — 2.2%
Agilent Technologies, Inc.(1)	12,800	276,096
Flextronics International Ltd.(1) (2)	26,200	347,150
		$623,246

Energy Equipment & Services — 3.2%
BJ Services Co.	4,800	251,568
GlobalSantaFe Corp.	10,500	321,825
Halliburton Co.	10,000	336,900
		$910,293

Food & Staples Retailing — 2.8%
Walgreen Co.	15,400	551,782
Wal-Mart Stores, Inc.	4,550	242,060
		$793,842

Food Products — 1.9%
Hershey Foods Corp.	5,200	242,892
Nestle SA (2)	1,300	297,750
		$540,642

Health Care - Equipment and Supplies — 2.7%
Baxter International, Inc.	10,200	328,032
Medtronic, Inc.	8,600	446,340
		$774,372

Health Care - Providers & Services — 1.1%
Caremark Rx, Inc. (1)	9,700	311,079
		$311,079

2

Household Products — 1.3%
Procter & Gamble Co.	6,600	$357,192
		$357,192

Industrial Conglomerate — 3.0%
General Electric Co.	11,200	376,096
Tyco International Ltd. (2)	15,700	481,362
		$857,458

Insurance — 3.3%
Aflac Corp.	6,900	270,549
American International Group, Inc.	4,400	299,156
Berkshire Hathaway, Inc., Class B (1)	125	358,875
		$928,580

IT Services — 3.8%
Accenture Ltd., Class A (1) (2)	11,350	307,018
First Data Corp.	8,700	378,450
Fiserv, Inc. (1)	11,200	390,432
		$1,075,900

Machinery — 3.5%
Danaher Corp.	6,000	307,680
Deere & Co.	6,000	387,300
Illinois Tool Works, Inc.	3,150	293,486
		$988,466

Media — 6.4%
Comcast Corp., Class A (1)	12,000	335,040
McGraw-Hill Cos., Inc., (The)	6,900	549,861
Omnicom Group	4,100	299,546
Time Warner, Inc. (1)	21,200	342,168
Univision Communications, Inc., Class A (1)	8,600	271,846
		$1,798,461

Metals & Mining — 3.1%
Alcoa, Inc.	13,100	440,029
Inco, Ltd. (1) (2)	11,500	449,075
		$889,104

Multiline Retail — 0.9%
Target Corp.	5,400	244,350
		$244,350

3

Oil & Gas — 5.1%
Apache Corp.	5,800	$290,638
BP PLC ADR	5,620	323,319
Burlington Resources, Inc.	7,100	289,680
ConocoPhillips	2,950	244,408
Exxon Mobil Corp.	6,210	300,129
		$1,448,174

Personal Products — 2.8%
Estee Lauder Cos., Inc. (The), Class A	6,800	284,240
Gillette Co. (The)	12,480	520,915
		$805,155

Pharmaceuticals — 6.1%
Abbott Laboratories	6,800	288,048
Merck & Co., Inc.	9,600	316,800
Pfizer, Inc.	17,470	534,582
Sepracor, Inc.(1)	7,700	375,606
Teva Pharmaceuticals Industries Ltd. ADR	8,000	207,600
		$1,722,636

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp., Class A (1)	7,200	196,488
Linear Technology Corp.	6,000	217,440
Maxim Integrated Products, Inc.	5,100	215,679
Microchip Technology, Inc.	10,600	284,504
		$914,111

Software — 4.3%
Microsoft Corp.	20,720	572,908
SAP AG ADR	10,100	393,395
Symantec Corp. (1)	4,500	246,960
		$1,213,263

Specialty Retail — 1.3%
Home Depot, Inc. (The)	9,000	352,800
		$352,800

Textiles, Apparel & Luxury Goods — 1.8%
Nike, Inc., Class B	6,600	520,080
		$520,080

Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp.	7,800	307,242
		$307,242

4

Wireless Telecommunications Services — 1.6%
Nextel Communications, Inc., Class A (1)	18,500	$441,040
		$441,040

Total Common Stocks
(identified cost, $25,287,164)		$27,747,012

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value

Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	567	$567,000

Total Short-Term Investments
(at amortized cost, $567,000)		$567,000

Total Investments — 100.1%
(identified cost, $25,854,164)		$28,314,012

Other Assets, Less Liabilities — (0.1)%		$(23,857)

Net Assets — 100.0%		$28,290,155

ADR	-	American Depositary Receipt

(1)		Non-income producing security.
(2)		Foreign security.

5

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$25,854,164
Gross unrealized appreciation	$2,985,931
Gross unrealized depreciation	(526,083)
Net unrealized appreciation	$2,459,848

6

Eaton Vance Small-Cap Growth Fund as of September 30, 2004 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2004, the value of the Fund’s investment in the Portfolio was $13,366,801 and the Fund owned approximately 52.5% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace and Defense — 4.1%
Armor Holdings, Inc. (1)	6,500	$270,465
Ceradyne, Inc. (1)	5,250	230,527
Hexcel Corp. (1)	7,200	99,504
Teledyne Technologies, Inc. (1)	4,500	112,680
United Defense Industries, Inc. (1)	6,100	243,939
United Industrial Corp.	2,300	75,647
		$1,032,762

Airlines — 0.6%
EGL, Inc. (1)	5,100	154,326
		$154,326

Apparel — 0.8%
Quiksilver, Inc. (1)	5,600	142,352
Skechers USA, Inc. (1)	5,000	72,600
		$214,952

Auto and Parts — 0.2%
Goodyear Tire & Rubber Co., (The) (1)	5,924	63,624
		$63,624

Banks — 3.9%
Bank of the Ozarks, Inc.	2,800	83,244
Cathay General Bancorp	2,100	78,099
East-West Bancorp, Inc.	5,100	171,309
First Bancorp Puerto Rico	2,000	96,600
Hanmi Financial Corp.	7,400	223,480
PrivateBancorp, Inc.	3,400	91,664
R & G Financial Corp., Class B	4,150	160,397
Wintrust Financial Corp.	1,400	80,192
		$984,985

Broadcasting and Cable — 0.8%
Central European Media Enterprises Ltd. (1)	7,600	215,536
		$215,536

1

Broadcasting and Radio — 0.8%
Sirius Satellite Radio, Inc. (1)	29,600	$94,720
XM Satellite Radio Holdings, Inc., Class A (1)	3,800	117,876
		$212,596

Building Materials — 1.6%
Florida Rock Industries, Inc.	2,500	122,475
MDC Holdings, Inc.	1,700	124,270
Texas Industries, Inc.	3,050	156,892
		$403,637

Business Services — 2.6%
Corporate Executive Board Co., (The)	4,600	281,704
Greenfield Online, Inc. (1)	4,229	85,891
Heidrick & Struggles International, Inc. (1)	5,500	158,510
Satyam Computer Services Ltd. ADR	5,400	124,848
		$650,953

Casinos and Gaming — 1.6%
Ameristar Casinos, Inc.	2,600	78,650
Boyd Gaming Corp.	2,800	78,820
Station Casinos, Inc.	5,050	247,652
		$405,122

Chemicals — 2.6%
Albemarle Corp.	2,900	101,761
Braskem SA ADR (1)	6,022	199,208
Hercules, Inc. (1)	5,300	75,525
IMC Global, Inc. (1)	8,100	140,859
Lyondell Chemical Co.	4,200	94,332
Terra Industries, Inc. (1)	4,326	37,463
		$649,148

Coal — 1.5%
CONSOL Energy, Inc.	4,350	151,771
Massey Energy Co.	8,000	231,440
		$383,211

Commercial Services — 1.5%
Alliance Data Systems Corp. (1)	6,100	247,416
CoStar Group, Inc. (1)	1,556	76,540
Intersections, Inc. (1)	4,100	60,065
		$384,021

2

Computer Equipment — 1.9%
PalmOne, Inc. (1)	8,902	270,977
Research in Motion Ltd. (1)	2,700	206,118
		$477,095
Computer Services — 1.2%
Anteon International Corp. (1)	2,800	$102,620
Cognizant Technology Solutions Corp. (1)	3,400	103,734
SRA International, Inc., Class A (1)	1,700	87,652
		$294,006

Computer Software — 0.3%
Kronos, Inc. (1)	1,800	79,722
		$79,722

Distribution/Wholesale — 0.3%
Scansource, Inc. (1)	1,300	82,940
		$82,940

Drugs — 4.6%
Bone Care International, Inc. (1)	4,700	114,210
Elan Corp. PLC ADR (1)	2,700	63,180
First Horizon Pharmaceutical Corp. (1)	8,600	172,086
Immucor, Inc. (1)	12,350	305,662
Pharmion Corp. (1)	4,300	222,293
Salix Pharmaceuticals Ltd. (1)	5,550	119,436
Valeant Pharmaceuticals International	6,700	161,604
		$1,158,471

Educational Services — 0.5%
Blackboard, Inc. (1)	8,000	137,280
		$137,280

Electronics - Equipment — 0.3%
Ametek, Inc.	2,100	63,672
		$63,672

Electronics - Instruments — 1.1%
Molecular Devices Corp. (1)	3,700	87,209
Trimble Navigation Ltd. (1)	3,100	97,960
Woodward Governor Co.	1,400	94,486
		$279,655

Electronics - Semiconductors — 2.5%
Cree, Inc. (1)	7,600	232,028
Microsemi Corp. (1)	6,900	97,290
OmniVision Technologies, Inc. (1)	5,600	79,240
Silicon Image, Inc. (1)	17,700	223,728
		$632,286

3

Entertainment — 0.4%
WMS Industries, Inc. (1)	3,900	$100,191
		$100,191

Financial Services — 1.7%
First Marblehead Corp., (The) (1)	7,700	357,280
Jones Lang LaSalle, Inc. (1)	2,350	77,573
		$434,853

Food - Wholesale / Distribution — 0.2%
United Natural Foods, Inc. (1)	2,000	53,200
		$53,200

Health Services — 1.3%
Covance, Inc. (1)	5,900	235,823
Sierra Health Services (1)	2,200	105,446
		$341,269

Hotels — 1.6%
Choice Hotels International, Inc.	4,600	264,914
Wynn Resorts Ltd. (1)	2,800	144,732
		$409,646

Household Products — 0.6%
Chattem, Inc. (1)	4,800	154,800
		$154,800

Insurance — 0.6%
Triad Guaranty, Inc. (1)	2,700	149,796
		$149,796

Internet - Software — 2.2%
Akamai Technologies, Inc. (1)	23,900	335,795
F5 Networks, Inc. (1)	6,100	185,806
TIBCO Software, Inc. (1)	5,800	49,358
		$570,959

Internet Content - Entertainment — 0.9%
Ask Jeeves, Inc. (1)	4,800	157,008
CNET Networks, Inc. (1)	7,300	66,795
		$223,803

4

Internet Services — 2.7%
Blue Nile, Inc. (1)	5,400	$181,872
Infospace, Inc. (1)	4,000	189,560
J2 Global Communications, Inc. (1)	3,100	97,929
Websense, Inc. (1)	5,400	225,018
		$694,379

Investment Services — 0.9%
Greenhill and Co., Inc.	4,700	110,920
New Century Financial Corp. (1)	1,800	108,396
		$219,316

Machinery — 0.9%
IDEX Corp.	2,700	91,692
Joy Global, Inc.	4,200	144,396
		$236,088

Medical - Biomed / Genetics — 1.6%
Martek Biosciences, Corp. (1)	1,075	52,288
Protein Design Labs, Inc. (1)	9,400	184,052
Serologicals Corp. (1)	7,200	167,976
		$404,316

Medical Products — 11.0%
Abiomed, Inc. (1)	4,900	43,365
Advanced Medical Optics, Inc. (1)	2,200	87,054
ArthroCare Corp. (1)	3,000	87,870
Aspect Medical Systems, Inc. (1)	7,600	137,484
Celgene Corp. (1)	4,050	235,832
Cooper Cos., Inc.	2,300	157,665
Cytyc Corp. (1)	11,000	265,650
Dade Behring Holdings, Inc. (1)	5,900	328,736
DENTSPLY International, Inc.	2,700	140,238
Given Imaging Ltd. (1)	11,700	449,865
Haemonetics Corp. (1)	6,100	200,324
Intuitive Surgical, Inc. (1)	4,200	103,950
Kyphon, Inc. (1)	17,900	443,562
NuVasive, Inc. (1)	2,800	29,568
Wright Medical Group, Inc. (1)	3,100	77,872
		$2,789,035

Metals - Industrial — 3.8%
Allegheny Technologies, Inc.	6,300	114,975
Cameco Corp.	1,850	146,594
Carpenter Technology	1,800	85,932
Cleveland-Cliffs, Inc. (1)	1,550	125,349
Lone Star Technologies, Inc. (1)	5,100	192,780
Simpson Manufacturing Co., Inc.	1,450	91,640
Steel Dynamics, Inc.	5,350	206,617
		$963,887

5

Oil and Gas - Equipment and Services — 2.3%
Atwood Oceanics, Inc. (1)	3,100	$147,374
Cal Dive International, Inc. (1)	1,900	67,678
Hydril Co. (1)	2,200	94,490
Input/Output, Inc. (1)	7,000	72,170
National-Oilwell, Inc. (1)	2,800	92,008
Varco International, Inc. (1)	4,300	115,326
		$589,046

Oil and Gas - Exploration and Production — 7.3%
Cabot Oil & Gas Corp.	2,400	107,760
Denbury Resources, Inc. (1)	12,300	312,420
Harvest Natural Resources, Inc. (1)	7,400	122,840
Houston Exploration Co. (1)	1,800	106,830
Newfield Exploration Co. (1)	2,750	168,410
Quicksilver Resources, Inc. (1)	13,400	437,778
Range Resources Corp.	4,500	78,705
Southwestern Energy Co. (1)	5,000	209,950
Ultra Petroleum Corp. (1)	2,000	98,100
Vintage Petroleum, Inc.	11,150	223,781
		$1,866,574

Paper and Forest Products — 0.8%
Caraustar Industries, Inc. (1)	5,800	97,266
Louisiana-Pacific Corp.	3,700	96,015
		$193,281

Real Estate Operation / Development — 0.5%
St. Joe Co., (The)	2,500	119,425
		$119,425

REITS — 1.1%
Host Marriott Corp. (1)	13,500	189,405
LaSalle Hotel Properties	3,300	91,080
		$280,485

Retail — 4.5%
American Eagle Outfitters	5,100	187,935
Cabela’s, Inc., Class A (1)	9,100	217,035
Circuit City Stores, Inc.	7,300	111,982
Gander Mountain Co. (1)	1,885	37,728
Guitar Center, Inc. (1)	2,500	108,250
Kmart Holding Corp. (1)	1,400	122,458
Pacific Sunwear of California, Inc. (1)	4,100	86,305
Urban Outfitters, Inc. (1)	8,300	285,520
		$1,157,213

6

Retail - Restaurants — 0.3%
Jack in the Box, Inc. (1)	2,300	$72,979
		$72,979

Semiconductor Equipment — 1.1%
Lam Research Corp. (1)	4,300	94,084
Tessera Technologies, Inc. (1)	8,200	181,220
		$275,304

Software Services — 3.6%
Cogent, Inc. (1)	8,696	158,441
Paxar Corp. (1)	7,800	176,904
Salesforce.com, Inc. (1)	6,200	96,906
Verint Systems, Inc. (1)	7,600	279,984
Witness Systems, Inc. (1)	13,100	210,517
		$922,752

Telecommunications - Equipment — 1.9%
Alvarion Ltd. (1)	7,800	100,932
American Tower Corp., Class A (1)	10,450	160,408
Ditech Communications Corp. (1)	3,700	82,843
SpectraSite, Inc. (1)	3,100	144,150
		$488,333

Telecommunications - Services — 4.5%
AO VimpelCom ADR (1)	1,850	201,280
CANTV ADR	1,640	36,949
NII Holdings, Inc., Class B (1)	19,100	787,111
Telephone & Data Systems, Inc.	1,400	117,838
		$1,143,178

Transportation — 4.1%
Landstar System, Inc. (1)	2,700	158,436
Overnite Corp.	3,300	103,719
Overseas Shipholding Group	4,100	203,524
Teekay Shipping Corp.	4,000	172,360
UTI Worldwide, Inc.	2,500	147,025
Yellow Roadway Corp. (1)	5,400	253,206
		$1,038,270

7

Total Common Stocks (identified cost $21,618,942)		$24,852,378

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	500	$500,000

Total Short-Term Investments (at amortized cost, $500,000)		$500,000

Total Investments — 99.7% (identified cost $22,118,942)		$25,352,378

Other Assets, Less Liabilities — 0.3%		$86,398

Net Assets — 100.0%		$25,438,776

ADR                     -      American Depositary Receipt

(1)                                            Non-income producing security.

8

The Portfolio did not have any financial instruments at September 30, 2004

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,118,942
Gross unrealized appreciation	$3,400,841
Gross unrealized depreciation	(167,405)
Net unrealized appreciation	$3,233,436

9

Eaton Vance Small-Cap Value Fund	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.3%

Security	Shares	Value

Auto and Parts — 2.7%
BorgWarner, Inc.	7,800	$337,662
		$337,662

Cement — 2.7%
Lafarge North America, Inc.	7,200	337,608
		$337,608

Chemical — 5.2%
Georgia Gulf Corp.	5,400	240,786
RPM, Inc.	22,400	395,360
		$636,146

Computer/Communications Related — 2.6%
Actel Corp. (1)	6,500	98,800
International Rectifier Corp. (1)	6,600	226,380
		$325,180

Construction/Engineering — 3.5%
Granite Construction, Inc.	9,500	227,050
Insituform Technologies, Inc. (1)	11,000	205,370
		$432,420

Drugs — 1.6%
Par Pharmaceutical Corp., Inc. (1)	5,500	197,615
		$197,615

Electrical Equipment — 2.8%
Belden, Inc.	16,100	350,980
		$350,980

Electronics — 3.0%
Bel Fuse, Inc. Class B	6,900	228,252
Technitrol, Inc. (1)	7,200	140,400
		$368,652

Energy — 11.8%
Newfield Exploration Co. (1)	6,100	373,564
Piedmont Natural Gas Co., Inc.	7,500	329,550

1

Questar Corp.	8,000	$366,560
Spinnaker Exploration Co. (1)	7,400	259,296
XTO Energy, Inc.	3,800	123,424
		$1,452,394
Food Wholesalers/Retailers — 1.8%
Performance Food Group Co. (1)	4,900	116,130
SUPERVALU, Inc.	3,800	104,690
		$220,820

Household Products — 4.9%
Church & Dwight Co., Inc.	14,400	404,064
Libbey, Inc.	11,000	205,700
		$609,764

Industrial Products — 8.0%
A.O. Smith Corp.	11,500	280,025
Albany International Corp.	7,900	235,499
CLARCOR, Inc.	2,200	104,874
Teleflex, Inc.	8,500	361,250
		$981,648

Insurance — 5.1%
Protective Life Corp.	9,500	373,445
Scottish Re Group Ltd.	12,000	254,040
		$627,485

Medical Services/Supplies — 9.4%
CONMED Corp. (1)	9,000	236,700
DENTSPLY International, Inc.	1,400	72,716
Mentor Corp.	6,000	202,080
MIM Corp. (1)	14,600	84,388
Owens & Minor, Inc.	7,300	185,420
PolyMedica Corp.	9,000	277,200
West Pharmaceutical Services, Inc.	5,000	104,250
		$1,162,754

Packaging — 3.1%
AptarGroup, Inc.	8,800	386,936
		$386,936

REITS — 1.3%
Mack-Cali Realty Corp.	3,600	159,480
		$159,480

2

Restaurants — 4.5%
Applebee’s International, Inc.	2,700	$68,256
CBRL Group, Inc.	9,600	346,368
Outback Steakhouse, Inc.	3,400	141,202
		$555,826

Retailing — 5.3%
BJ’s Wholesale Club, Inc. (1)	9,700	265,198
Claire’s Stores, Inc.	10,500	262,920
ShopKo Stores, Inc. (1)	7,500	130,575
		$658,693

Toys — 4.5%
JAKKS Pacific, Inc. (1)	13,000	299,000
RC2 Corp. (1)	7,700	253,330
		$552,330

Transportation — 6.5%
Arkansas Best Corp.	14,000	512,680
Yellow Roadway Corp. (1)	6,100	286,029
		$798,709

Total Common Stocks
(identified cost $9,143,751)		$11,153,102

Total Investments — 90.3%
(identified cost $9,143,751)		$11,153,102

Other Assets, Less Liabilities — 9.7%		$1,194,357

Net Assets — 100.0%		$12,347,459

(1)           Non-income producing security.

3

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$9,143,751
Gross unrealized appreciation	$2,218,096
Gross unrealized depreciation	(208,745)
Net unrealized appreciation	$2,009,351

4

Eaton Vance Special Equities Fund as of September 30, 2004

(Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At September 30, 2004, the value of the Fund’s investment in the Portfolio was $46,044,890 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Item 1. Schedule of Investments

Special Equities Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace and Defense — 3.9%
Armor Holdings, Inc. (1)	11,100	$461,871
Ceradyne, Inc. (1)	9,500	417,145
Hexcel Corp. (1)	10,500	145,110
Teledyne Technologies, Inc. (1)	8,200	205,328
United Defense Industries, Inc. (1)	11,000	439,890
United Industrial Corp.	4,100	134,849
		$1,804,193

Airlines — 0.7%
EGL, Inc. (1)	9,900	299,574
		$299,574

Apparel — 0.9%
Quiksilver, Inc. (1)	10,500	266,910
Skechers USA, Inc. (1)	9,000	130,680
		$397,590

Auto and Parts — 0.3%
Goodyear Tire & Rubber Co., (The) (1)	10,704	114,961
		$114,961

Banks — 3.8%
Bank of the Ozarks, Inc.	5,100	151,623
Cathay General Bancorp	3,800	141,322
East-West Bancorp, Inc.	9,100	305,669
First Bancorp Puerto Rico	2,900	140,070
Hanmi Financial Corp.	13,200	398,640
PrivateBancorp, Inc.	6,800	183,328
R & G Financial Corp., Class B	7,400	286,010
Wintrust Financial Corp.	2,600	148,928
		$1,755,590

Broadcasting and Cable — 0.8%
Central European Media Enterprises Ltd. (1)	13,700	388,532
		$388,532

Broadcasting and Radio — 0.8%
Sirius Satellite Radio, Inc. (1)	53,800	$172,160
XM Satellite Radio Holdings, Inc., Class A (1)	7,000	217,140
		$389,300

Building Materials — 1.5%
Florida Rock Industries, Inc.	4,500	220,455
MDC Holdings, Inc.	3,000	219,300
Texas Industries, Inc.	5,200	267,488
		$707,243

Business Services — 2.4%
Corporate Executive Board Co., (The)	8,200	502,168
Greenfield Online, Inc. (1)	7,641	155,189
Heidrick & Struggles International, Inc. (1)	8,200	236,324
Satyam Computer Services Ltd. ADR	9,800	226,576
		$1,120,257

Casinos and Gaming — 1.6%
Ameristar Casinos, Inc.	4,700	142,175
Boyd Gaming Corp.	5,300	149,195
Station Casinos, Inc.	9,000	441,360
		$732,730

Chemicals — 2.6%
Albemarle Corp.	5,200	182,468
Braskem SA ADR (1)	10,933	361,664
Hercules, Inc. (1)	9,600	136,800
IMC Global, Inc. (1)	14,700	255,633
Lyondell Chemical Co.	7,500	168,450
Terra Industries, Inc. (1)	7,875	68,197
		$1,173,212

Coal — 1.5%
CONSOL Energy, Inc.	7,900	275,631
Massey Energy Co.	14,700	425,271
		$700,902

Commercial Services — 1.5%
Alliance Data Systems Corp. (1)	10,600	429,936
CoStar Group, Inc. (1)	2,939	144,569
Intersections, Inc. (1)	7,300	106,945
		$681,450

Computer Equipment — 1.9%
PalmOne, Inc. (1)	16,085	$489,627
Research in Motion Ltd. (1)	4,800	366,432
		$856,059

Computer Services — 1.1%
Anteon International Corp. (1)	4,000	146,600
Cognizant Technology Solutions Corp. (1)	6,100	186,111
SRA International, Inc., Class A (1)	3,300	170,148
		$502,859

Computer Software — 0.3%
Kronos, Inc. (1)	3,300	146,157
		$146,157

Distribution/Wholesale — 0.3%
Scansource, Inc. (1)	2,300	146,740
		$146,740

Drugs — 4.5%
Bone Care International, Inc. (1)	8,900	216,270
Elan Corp. PLC ADR (1)	4,800	112,320
First Horizon Pharmaceutical Corp. (1)	15,600	312,156
Immucor, Inc. (1)	22,300	551,925
Pharmion Corp. (1)	7,800	403,229
Salix Pharmaceuticals Ltd. (1)	10,400	223,808
Valeant Pharmaceuticals International	10,700	258,084
		$2,077,792

Educational Services — 0.5%
Blackboard, Inc. (1)	13,500	231,660
		$231,660

Electronics - Equipment — 0.3%
Ametek, Inc.	3,800	115,216
		$115,216

Electronics - Instruments — 1.0%
Molecular Devices Corp. (1)	5,400	127,278
Trimble Navigation Ltd. (1)	5,600	176,960
Woodward Governor Co.	2,600	175,474
		$479,712

Electronics - Semiconductors — 2.5%
Cree, Inc. (1)	13,800	$421,314
Microsemi Corp. (1)	12,500	176,250
OmniVision Technologies, Inc. (1)	10,100	142,915
Silicon Image, Inc. (1)	31,600	399,424
		$1,139,903

Entertainment — 0.4%
WMS Industries, Inc. (1)	7,000	179,830
		$179,830

Financial Services — 1.7%
First Marblehead Corp., (The) (1)	14,000	649,600
Jones Lang LaSalle, Inc. (1)	4,300	141,943
		$791,543

Food - Wholesale / Distribution — 0.2%
United Natural Foods, Inc. (1)	3,500	93,100
		$93,100

Health Services — 1.3%
Covance, Inc. (1)	10,700	427,679
Sierra Health Services (1)	4,000	191,720
		$619,399

Hotels — 1.6%
Choice Hotels International, Inc.	8,100	466,479
Wynn Resorts Ltd. (1)	5,100	263,619
		$730,098

Household Products — 0.6%
Chattem, Inc. (1)	9,100	293,475
		$293,475

Insurance — 0.6%
Triad Guaranty, Inc. (1)	5,100	282,948
		$282,948

Internet - Software — 2.3%
Akamai Technologies, Inc. (1)	43,700	613,985
F5 Networks, Inc. (1)	11,100	338,106
TIBCO Software, Inc. (1)	10,500	89,355
		$1,041,446

Internet Content - Entertainment — 0.9%
Ask Jeeves, Inc. (1)	8,700	284,577
CNET Networks, Inc. (1)	13,900	127,185
		$411,762

Internet Services — 2.7%
Blue Nile, Inc. (1)	9,400	$316,592
Infospace, Inc. (1)	7,200	341,208
J2 Global Communications, Inc. (1)	5,600	176,904
Websense, Inc. (1)	9,800	408,366
		$1,243,070

Investment Services — 0.8%
Greenhill and Co., Inc.	8,900	210,040
New Century Financial Corp. (1)	2,600	156,572
		$366,612

Machinery — 0.9%
IDEX Corp.	5,000	169,800
Joy Global, Inc.	7,300	250,974
		$420,774

Medical - Biomed / Genetics — 1.6%
Martek Biosciences, Corp. (1)	1,975	96,064
Protein Design Labs, Inc. (1)	17,000	332,860
Serologicals Corp. (1)	12,900	300,957
		$729,881

Medical Products — 11.1%
Abiomed, Inc. (1)	8,800	77,880
Advanced Medical Optics, Inc. (1)	4,200	166,194
ArthroCare Corp. (1)	5,500	161,095
Aspect Medical Systems, Inc. (1)	13,900	251,451
Celgene Corp. (1)	7,100	413,433
Cooper Cos., Inc.	4,400	301,620
Cytyc Corp. (1)	19,900	480,585
Dade Behring Holdings, Inc. (1)	10,625	592,004
DENTSPLY International, Inc.	5,000	259,700
Given Imaging Ltd. (1)	21,200	815,140
Haemonetics Corp. (1)	11,700	384,228
Intuitive Surgical, Inc. (1)	7,600	188,100
Kyphon, Inc. (1)	33,300	825,174
NuVasive, Inc. (1)	5,400	57,024
Wright Medical Group, Inc. (1)	5,900	148,208
		$5,121,836

Metals - Industrial — 3.8%
Allegheny Technologies, Inc.	11,600	$211,700
Cameco Corp.	3,300	261,492
Carpenter Technology	3,200	152,768
Cleveland-Cliffs, Inc. (1)	2,800	226,436
Lone Star Technologies, Inc. (1)	9,400	355,320
Simpson Manufacturing Co., Inc.	2,700	170,640
Steel Dynamics, Inc.	9,600	370,752
		$1,749,108

Oil and Gas - Equipment and Services — 2.3%
Atwood Oceanics, Inc. (1)	5,600	266,224
Cal Dive International, Inc. (1)	3,400	121,108
Hydril Co. (1)	4,100	176,095
Input/Output, Inc. (1)	12,600	129,906
National-Oilwell, Inc. (1)	5,100	167,586
Varco International, Inc. (1)	7,900	211,878
		$1,072,797

Oil and Gas - Exploration and Production — 7.3%
Cabot Oil & Gas Corp.	4,600	206,540
Denbury Resources, Inc. (1)	21,900	556,260
Harvest Natural Resources, Inc. (1)	13,800	229,080
Houston Exploration Co. (1)	3,500	207,725
Newfield Exploration Co. (1)	4,300	263,332
Quicksilver Resources, Inc. (1)	24,200	790,614
Range Resources Corp.	8,200	143,418
Southwestern Energy Co. (1)	9,100	382,109
Ultra Petroleum Corp. (1)	3,700	181,485
Vintage Petroleum, Inc.	20,200	405,414
		$3,365,977

Paper and Forest Products — 0.8%
Caraustar Industries, Inc. (1)	10,600	177,762
Louisiana-Pacific Corp.	6,700	173,865
		$351,627

Real Estate Operation / Development — 0.4%
St. Joe Co., (The)	3,800	181,526
		$181,526

REITS — 1.0%
Host Marriott Corp. (1)	24,400	342,332
LaSalle Hotel Properties	4,800	132,480
		$474,812

Retail — 4.5%
American Eagle Outfitters	9,200	$339,020
Cabela’s, Inc., Class A (1)	17,000	405,450
Circuit City Stores, Inc.	13,300	204,022
Gander Mountain Co. (1)	3,420	68,451
Guitar Center, Inc. (1)	4,500	194,850
Kmart Holding Corp. (1)	2,450	214,302
Pacific Sunwear of California, Inc. (1)	7,400	155,770
Urban Outfitters, Inc. (1)	14,600	502,240
		$2,084,105

Retail - Restaurants — 0.3%
Jack in the Box, Inc. (1)	4,300	136,439
		$136,439

Semiconductor Equipment — 1.1%
Lam Research Corp. (1)	7,800	170,664
Tessera Technologies, Inc. (1)	14,900	329,290
		$499,954

Software Services — 3.7%
Cogent, Inc. (1)	16,911	308,118
Paxar Corp. (1)	14,100	319,788
Salesforce.com, Inc. (1)	11,700	182,871
Verint Systems, Inc. (1)	14,300	526,812
Witness Systems, Inc. (1)	23,700	380,859
		$1,718,448

Telecommunications - Equipment — 2.0%
Alvarion Ltd. (1)	14,600	188,924
American Tower Corp., Class A (1)	18,950	290,883
Ditech Communications Corp. (1)	6,700	150,013
SpectraSite, Inc. (1)	5,900	274,350
		$904,170

Telecommunications - Services — 4.5%
AO VimpelCom ADR (1)	3,350	364,480
CANTV ADR	2,991	67,387
NII Holdings, Inc., Class B (1)	34,500	1,421,745
Telephone & Data Systems, Inc.	2,500	210,425
		$2,064,037

Transportation — 4.1%
Landstar System, Inc. (1)	5,200	$305,136
Overnite Corp.	5,000	157,150
Overseas Shipholding Group	7,400	367,336
Teekay Shipping Corp.	7,300	314,557
UTI Worldwide, Inc.	4,500	264,645
Yellow Roadway Corp. (1)	9,800	459,522
		$1,868,346

Total Common Stocks
(identified cost $38,642,782)		$44,758,752

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	900	$900,000

Total Short-Term Investments (at amortized cost, $900,000)		$900,000

Total Investments — 99.2% (identified cost $39,542,782)		$45,658,752

Other Assets, Less Liabilities — 0.8%		$386,157

Net Assets — 100.0%		$46,044,909

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,542,782
Gross unrealized appreciation	$6,415,383
Gross unrealized depreciation	(299,413)
Net unrealized appreciation	$6,115,970

Eaton Vance Utilities Fund  as of September 30, 2004 (Unaudited)

Eaton Vance Utilities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Utilities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $535,475,953 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Utilities Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.4%

Security	Shares	Value
Auto and Parts — 2.4%
Adesa, Inc. (1)	800,000	$13,144,000
		$13,144,000

Broadcasting and Cable — 0.0%
Antena 3 Television SA (1) (2)	845	50,292
Ovation, Inc. (1) (3) (4)	18,040	0
		$50,292

Electric Utilities — 27.0%
ALLETE, Inc.	316,666	10,291,645
Alliant Energy Corp.	100,000	2,488,000
Edison International	600,000	15,906,000
Enel SPA (2)	200,000	1,633,389
Energy East Corp.	560,000	14,100,800
Entergy Corp.	305,000	18,486,050
Exelon Corp.	461,250	16,923,262
Fortis, Inc. (2)	50,000	2,419,896
Fortum Oyj (2)	450,000	6,303,477
FPL Group, Inc.	50,000	3,416,000
National Grid Transco PLC (2)	563,810	4,767,575
Northeast Utilities	100,000	1,939,000
NSTAR	100,000	4,910,000
Pepco Holdings, Inc.	250,000	4,975,000
PPL Corp.	130,000	6,133,400
Public Power Corp. (2)	65,000	1,615,096
Scottish and Southern Energy PLC (2)	500,000	7,057,489
TECO Energy, Inc.	100,000	1,353,000
Terna SPA (1) (2)	1,000,000	2,378,430
TXU Corp.	225,000	10,782,000
Westar Energy, Inc.	181,500	3,666,300
Wisconsin Energy Corp.	100,000	3,190,000
		$144,735,809

Engineering and Construction — 1.0%
Bouygues SA (2)	150,000	5,641,917
		$5,641,917

1

Gas Utilities — 6.6%
AGL Resources, Inc.	130,000	$4,000,100
Equitable Resources, Inc.	210,000	11,405,100
Kinder Morgan, Inc.	75,000	4,711,500
ONEOK, Inc.	272,600	7,093,052
Questar Corp.	70,000	3,207,400
Williams Co., Inc. (The)	400,000	4,840,000
		$35,257,152

Integrated Oil — 8.9%
BP PLC ADR (2)	175,000	10,067,750
ChevronTexaco Corp.	200,000	10,728,000
ConocoPhillips	115,000	9,527,750
Exxon Mobil Corp.	150,000	7,249,500
Total SA ADR (2)	100,000	10,217,000
		$47,790,000

Oil and Gas - Equipment and Services — 1.0%
Marathon Oil Corp.	125,000	5,160,000
		$5,160,000

Oil and Gas - Exploration and Production — 2.5%
Nexen, Inc. (2)	75,000	3,134,250
Occidental Petroleum Corp.	120,000	6,711,600
Talisman Energy, Inc. (2)	135,000	3,496,500
		$13,342,350

Publishing — 1.4%
PagesJaunes SA (1) (2)	225,000	4,323,091
Pearson PLC (2)	200,000	2,142,200
Pearson PLC ADR (2)	75,000	812,250
		$7,277,541

Telecommunications Services — 5.0%
Alltel Corp.	50,000	2,745,500
Belgacom SA (1) (2)	100,000	3,581,928
Elisa Oyj (1) (2)	130,000	1,719,549
Telecom Italia SPA (2)	3,200,000	7,352,787
Telekom Austria AG (2)	254,598	3,571,693
Telenor ASA (2)	1,000,000	7,630,206
		$26,601,663

2

Telephone Utilities — 17.4%
BCE, Inc. (2)	525,400	$11,374,910
BellSouth Corp.	575,000	15,594,000
CenturyTel, Inc.	150,000	5,136,000
Chunghwa Telecom Co., Ltd. ADR (2)	154,800	2,726,028
Citizens Communications Co.	600,000	8,034,000
SBC Communications, Inc.	575,000	14,921,250
TDC A/S (2)	335,600	11,868,724
Telefonos de Mexico SA de CV (Telmex) ADR (2)	250,000	8,067,500
Verizon Communications, Inc.	395,000	15,555,100
		$93,277,512

Utilities - Electrical and Gas — 16.7%
Centrica PLC (2)	900,000	4,094,192
Dominion Resources, Inc.	125,000	8,156,250
E.ON AG (2)	155,000	11,452,390
FirstEnergy Corp.	250,000	10,270,000
MDU Resources Group, Inc.	313,350	8,250,505
NiSource, Inc.	83,000	1,743,830
NRG Energy, Inc. (1)	240,000	6,465,600
PG&E Corp. (1)	575,000	17,480,000
RWE AG (2)	160,000	7,657,206
Scottish Power PLC (2)	754,290	5,769,636
Sempra Energy	220,000	7,961,800
		$89,301,409

Water Utilities — 3.2%
Aqua America, Inc.	325,000	7,185,750
California Water Service Group	50,000	1,468,500
Kelda Group PLC (2)	200,000	1,938,910
United Utilities PLC (2)	630,207	6,335,561
		$16,928,721

Wireless Telecommunications Services — 1.3%
Centennial Communications Corp. (1)	126,200	742,056
TELUS Corp. (2)	200,000	3,846,000
Western Wireless Corp. (1)	100,000	2,571,000
		$7,159,056

Total Common Stocks (identified cost $405,387,531)		$505,667,422

3

Convertible Preferred Stocks — 4.9%

Security	Shares	Value
Electric Utilities — 1.6%
FPL Group, Inc.	150,000	$8,535,000
		$8,535,000

Gas Utilities — 1.0%
KeySpan Corp.	100,000	5,300,000
		$5,300,000

Telecommunications Services — 0.9%
Alltel Corp.	100,000	5,176,000
		$5,176,000

Utilities - Electrical and Gas — 1.4%
Cinergy Corp.	120,000	7,327,200
Reliant Resources, Inc. (1) (5)	100,000	129,125
		$7,456,325

Total Convertible Preferred Stocks (identified cost $23,603,200)		$26,467,325

Preferred Stocks — 0.4%

Security	Shares	Value
Broadcasting and Cable — 0.0%
Ovation, Inc. (PIK) (3) (4)	807	0
		$0

Oil and Gas - Equipment and Services — 0.4%
Williams Holdings of Delaware (5)	29,400	2,087,400
		$2,087,400

Total Preferred Stocks (identified cost $5,065,224)		$2,087,400

4

Short-Term Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value

Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	1,907	$1,907,000

Total Short-Term Investments (at amortized cost, $1,907,000)		$1,907,000

Total Investments — 100.1% (identified cost $435,962,955)		$536,129,147

Other Assets, Less Liabilities — (0.1)%		$(653,157)

Net Assets — 100.0%		$535,475,990

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind.

(1)		Non-income producing security.

(2)		Foreign security.

(3)		Priced by adviser.

(4)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $2,216,525 or 0.4% of the Portfolio’s net assets.

5

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$435,962,955
Gross unrealized appreciation	$107,345,945
Gross unrealized depreciation	(7,179,753)
Net unrealized appreciation	$100,166,192

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	November 17, 2004